Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07068071

RECD S.E.C.
JUN 14 2007
1086

1- 09466

June 14, 2007

CORTNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lehman Brothers Holdings Inc., 5.857% Mandatory Capital Advantaged Preferred Securities ("MCAPS") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 13, 2007. Tentative listing date – June 15,2007.

Sincerely,

Paras Madho

PROCESSED
JUN 19 2007
THOMSON
FINANCIAL

END